Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Select Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 7.7%
Diversified Telecommunication Services — 0.4%
Space Exploration Technologies Corp., Class A Shares	114,051	$12,359,707 *
Entertainment — 2.7%
Liberty Media Corp.-Liberty Formula One, Class C Shares	209,996	20,606,907 *
Live Nation Entertainment Inc.	212,059	36,925,834 *
Spotify Technology SA	53,000	26,496,820 *
Total Entertainment		84,029,561
Interactive Media & Services — 3.2%
Alphabet Inc., Class A Shares	219,400	78,134,922
Reddit Inc., Class A Shares	172,900	24,321,843 *
Total Interactive Media & Services		102,456,765
Media — 1.4%
AppLovin Corp., Class A Shares	111,000	43,944,900 *

Total Communication Services		242,790,933
Consumer Discretionary — 7.3%
Broadline Retail — 3.4%
Global-e Online Ltd.	1,134,824	44,609,931 *
MercadoLibre Inc.	34,022	63,891,615 *
Total Broadline Retail		108,501,546
Hotels, Restaurants & Leisure — 0.6%
Starbucks Corp.	190,100	20,008,025
Specialty Retail — 3.3%
Burlington Stores Inc.	154,169	56,808,193 *
Lowe’s Cos. Inc.	225,897	46,943,656
Total Specialty Retail		103,751,849

Total Consumer Discretionary		232,261,420
Consumer Staples — 7.4%
Beverages — 2.1%
Monster Beverage Corp.	686,620	66,176,435 *
Consumer Staples Distribution & Retail — 5.0%
Casey’s General Stores Inc.	94,105	81,965,455
Grocery Outlet Holding Corp.	175,100	1,609,169 *
Performance Food Group Co.	642,787	73,528,405 *
Total Consumer Staples Distribution & Retail		157,103,029
Food Products — 0.3%
Premium Brands Holdings Corp.	167,600	11,084,065

Total Consumer Staples		234,363,529
Energy — 5.2%
Energy Equipment & Services — 2.7%
Baker Hughes Co.	1,272,194	76,955,015
Solaris Energy Infrastructure Inc.	158,800	8,163,908
Total Energy Equipment & Services		85,118,923
Oil, Gas & Consumable Fuels — 2.5%
Diamondback Energy Inc.	190,500	38,661,975
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Expand Energy Corp.	442,390	$41,597,932
Total Oil, Gas & Consumable Fuels		80,259,907

Total Energy		165,378,830
Financials — 6.0%
Banks — 1.3%
Wintrust Financial Corp.	252,200	40,235,988
Capital Markets — 3.7%
Charles Schwab Corp.	513,200	54,009,168
Intercontinental Exchange Inc.	316,800	48,305,664
KKR & Co. Inc.	154,943	15,715,868
Total Capital Markets		118,030,700
Insurance — 1.0%
Arch Capital Group Ltd.	305,400	30,701,862 *

Total Financials		188,968,550
Health Care — 9.7%
Biotechnology — 4.3%
Argenx SE, ADR	52,500	44,825,550 *
Caris Life Sciences Inc.	477,363	7,480,278 *
Regeneron Pharmaceuticals Inc.	36,500	27,835,995
TG Therapeutics Inc.	297,200	15,463,316 *
Vertex Pharmaceuticals Inc.	87,000	41,507,700 *
Total Biotechnology		137,112,839
Health Care Equipment & Supplies — 1.2%
Insulet Corp.	236,613	39,123,960 *
Health Care Providers & Services — 2.2%
HealthEquity Inc.	470,986	47,385,901 *
Surgery Partners Inc.	1,409,765	21,710,381 *
Total Health Care Providers & Services		69,096,282
Life Sciences Tools & Services — 2.0%
Charles River Laboratories International Inc.	196,748	45,745,878 *
Medpace Holdings Inc.	30,600	17,659,566 *
Total Life Sciences Tools & Services		63,405,444

Total Health Care		308,738,525
Industrials — 13.6%
Aerospace & Defense — 2.8%
Beta Technologies Inc., Class A Shares	187,434	3,548,126 *
Kratos Defense & Security Solutions Inc.	104,900	4,888,340 *
L3Harris Technologies Inc.	262,503	72,729,081
York Space Systems Inc.	506,869	7,466,180 *
Total Aerospace & Defense		88,631,727
Air Freight & Logistics — 0.9%
GXO Logistics Inc.	571,825	28,682,742 *
Building Products — 0.6%
Trex Co. Inc.	424,785	18,418,678 *
Commercial Services & Supplies — 2.7%
Casella Waste Systems Inc., Class A Shares	413,700	37,113,027 *
Clean Harbors Inc.	81,600	25,531,008 *
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Copart Inc.	825,940	$24,051,373 *
Total Commercial Services & Supplies		86,695,408
Construction & Engineering — 2.8%
Comfort Systems USA Inc.	41,800	72,301,042
WillScot Holdings Corp.	632,560	15,358,557
Total Construction & Engineering		87,659,599
Electrical Equipment — 1.8%
Vertiv Holdings Co., Class A Shares	238,283	57,562,024
Ground Transportation — 0.6%
XPO Inc.	90,147	18,116,842 *
Trading Companies & Distributors — 1.4%
United Rentals Inc.	42,200	45,544,772

Total Industrials		431,311,792
Information Technology — 37.3%
Communications Equipment — 1.3%
Arista Networks Inc.	233,600	42,129,760 *
Electronic Equipment, Instruments & Components — 1.4%
Coherent Corp.	173,800	45,690,282 *
IT Services — 1.5%
Shopify Inc., Class A Shares	406,175	47,583,401 *
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices Inc.	77,400	36,854,010 *
ASM International NV	32,200	29,821,999 (a)
Lam Research Corp.	303,600	88,960,872
Lattice Semiconductor Corp.	309,400	38,449,138 *
MACOM Technology Solutions Holdings Inc.	38,700	9,730,728 *
NVIDIA Corp.	966,592	194,043,343
Total Semiconductors & Semiconductor Equipment		397,860,090
Software — 14.6%
Anthropic PBC	96,474	56,824,103 *(a)(b)(c)
Autodesk Inc.	70,900	16,604,780 *
Brain Corp.	263,750	807,919 *(a)(b)(c)
CrowdStrike Holdings Inc., Class A Shares	89,600	17,101,056 *
Databricks Inc., Series H	217,734	53,553,005 *(a)(b)(c)
Databricks Inc., Series I	89,795	22,085,628 *(a)(b)(c)
Databricks Inc., Series J	200,724	49,369,292 *(a)(b)(c)
DataRobot Inc., Series F	279,847	533,877 *(a)(b)(c)
DocuSign Inc.	513,460	28,153,012 *
Fortinet Inc.	373,475	60,484,276 *
Majestic Labs	1	13,000,000 *(a)(b)(c)
Microsoft Corp.	89,466	41,576,640
Netskope Inc., Class A Shares	1,021,872	12,865,368 *
OpenAI LLC	18,124	12,463,694 *(a)(b)(c)
Rubrik Inc., Class A Shares	227,600	16,469,136 *
ServiceNow Inc.	288,840	32,127,673 *
Varonis Systems Inc.	704,310	28,137,185 *
Total Software		462,156,644
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.			542,697	$167,644,530
Everpure Inc., Class A Shares			151,900	11,722,123 *
GPGI Inc.			556,958	7,351,846
Total Technology Hardware, Storage & Peripherals				186,718,499

Total Information Technology				1,182,138,676
Materials — 2.4%
Chemicals — 0.4%
Solstice Advanced Materials Inc.			223,500	13,447,995
Construction Materials — 1.4%
Vulcan Materials Co.			159,400	42,810,058
Metals & Mining — 0.6%
Freeport-McMoRan Inc.			301,600	18,889,208

Total Materials				75,147,261
Real Estate — 1.9%
Real Estate Management & Development — 1.9%
CBRE Group Inc., Class A Shares			402,571	59,101,449 *

Utilities — 0.1%
Electric Utilities — 0.1%
NRG Energy Inc.			35,500	4,767,295

Total Common Stocks (Cost — $1,804,170,100)				3,124,968,260
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 1.0%
Communication Services — 1.0%
Entertainment — 1.0%
Live Nation Entertainment Inc., Senior Notes (Cost — $18,840,130)	3.125%	1/15/29	$18,356,000	31,278,624
			Shares
Preferred Stocks — 0.7%
Health Care — 0.7%
Life Sciences Tools & Services — 0.7%
Sartorius AG	0.339%		87,900	22,153,780 (a)(d)

Information Technology — 0.0%††
Software — 0.0%††
Brain Corp.	—		631,998	1,935,936 *(a)(b)(c)

Total Preferred Stocks (Cost — $23,260,663)				24,089,716
Total Investments — 100.3% (Cost — $1,846,270,893)				3,180,336,600
Liabilities in Excess of Other Assets — (0.3)%				(9,807,105)
Total Net Assets — 100.0%				$3,170,529,495

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	The rate shown represents the yield as of July 31, 2026.

See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

 ClearBridge Select Fund
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Select Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$943,679,159	$29,821,999	$208,637,518	$1,182,138,676
Other Common Stocks	1,942,829,584	—	—	1,942,829,584
Convertible Bonds & Notes	—	31,278,624	—	31,278,624
Preferred Stocks:
Health Care	—	22,153,780	—	22,153,780
Information Technology	—	—	1,935,936	1,935,936
Total Investments	$2,886,508,743	$83,254,403	$210,573,454	$3,180,336,600

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$86,082,744	—	—	$84,554,849	$37,999,925
Preferred Stocks:
Information Technology	2,686,240	—	—	(750,304)	—
Convertible Preferred Stocks:
Health Care	12,995,000	—	—	—	—
Total	$101,763,984	—	—	$83,804,545	$37,999,925

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[1]
Common Stocks:
Information Technology	—	—	—	$208,637,518	$84,554,849

ClearBridge Select Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[1]
Preferred Stocks:
Information Technology	—	—	—	$1,935,936	$(750,304)
Convertible Preferred Stocks:
Health Care	$(12,995,000)	—	—	—	—
Total	$(12,995,000)	—	—	$210,573,454	$83,804,545

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$23,391,947	$365,280,408	365,280,408	$388,672,355	388,672,355

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$504,783	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2026	Value Per Share	Percent of Net Assets
Anthropic PBC, Common Shares	96,474	2/26	$24,999,926	$56,824,103	$589.01	1.79%
Brain Corp., Common Shares	263,750	3/21	1,152,587	807,919	3.06	0.02
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	1,935,936	3.06	0.06
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	53,553,005	245.96	1.69
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	22,085,628	245.96	0.70
Databricks Inc., Series J, Common Shares	200,724	12/24	18,566,970	49,369,292	245.96	1.56
DataRobot Inc., Series F, Common Shares	279,847	10/20	3,677,749	533,877	1.91	0.02
Majestic Labs, Common Shares	1	6/26	13,000,000	13,000,000	13,000,000.00	0.41
OpenAI LLC, Common Shares	18,124	10/25	7,793,320	12,463,694	687.69	0.39
Total			$95,124,582	$210,573,454		6.64%

ClearBridge Select Fund 2026 Quarterly Report